Income Tax - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 20, 2019
Operating Loss Carryforwards [Line Items]
Netherlands statutory income taxes rate	25.00%	25.00%	25.00%
Effect of the tax benefits on basic earnings per share	$ 0.04	$ 0.14	$ 0.15
Maximum percentage of tax reduction from tax holidays	100.00%	100.00%	100.00%
Income tax holiday expiration date	Dec. 31, 2029
Legal inflationary index	(0.15%)
Deferred tax (expense) gain recorded as component of other comprehensive income (loss)	$ (11)	$ 6
Cumulative amount of distributable earnings	3,783			$ 3,628
Unrecognized tax benefits	19	21
Accrued interest and penalties related to uncertain tax positions			$ 1
Interest and penalties of unrecognized tax benefits	$ 7	6
Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax year	1997
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax year	2020
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Accrued interest and penalties related to uncertain tax positions	$ 1	$ 1